HIRE PURCHASE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
HIRE PURCHASE

9. HIRE PURCHASE

On August 28, 2025, the Company through subsidiary acquired a motor vehicle amounted $58,107 financed by $47,551 hire purchase loan for 36 months at a fixed flat rate of 4.16% per annum with first installment commencing September 1, 2025 and monthly installment amounted approximately $1,369.

For the nine months ended September 30, 2025, the Company repaid $1,369 in hire purchase loan with an outstanding amount of $46,312 as of September 30, 2025.

Maturities of the loan for the remaining one year are as follows:

Year ending December 31,
2025	$3,746
2026	15,402
2027	16,075
2028	11,089
Total	$46,312

10. HIRE PURCHASE

On April 30, 2021, the Company through subsidiary acquired a motor vehicle amounted $69,148 financed by $36,006 hire purchase loan for 36 months at a fixed flat rate of 1.88% per annum with first installment commencing June 5, 2021 and monthly installment amounted approximately $1,063. Remaining balance finance through cash in hand.

For the year ended December 31, 2024, the Company repaid $4,789 in hire purchase loan with no outstanding amount as of December 31, 2024.